INCOME TAXES, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Deferred Tax Asset [Abstract]
Net operating loss carry forwards	142,685	177,663
Net unrealized losses on derivative instruments	3,794	773
Basis difference on acquisition of GAAM Australian assets	6,575	6,619
Other	124	168
Valuation allowance	(33,929)	(37,429)
Total deferred tax asset	119,249	147,794
Deferred Tax Liability [Abstract]
Excess of tax depreciation over book depreciation	(165,343)	(171,725)
Miscellaneous book/tax differences	(166)	(112)
Net earnings of non-European Union member subsidiaries	0	(3,654)
Withholding tax on Australian unrepatriated earnings	0	(2,054)
Total deferred tax liability	(165,509)	(177,545)
Deferred tax liability, net	(46,260)	(29,751)
Net valuation allowance recorded for net operating losses	$ (3,400)	$ (1,300)	$ 8,400